Report Of The Directors Financial Review Risk Report - Management judgemental adjustments to ECL (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
ECL estimates, % weight assigned	100.00%
Allowance for ECL
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 5.7	$ 6.4
Allowance for ECL | Modelled ECL (A)
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	5.0	5.6
Allowance for ECL | Banks, sovereigns, government entities and low-risk counterparties
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.0	0.1
Allowance for ECL | Corporate lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.1	0.5
Allowance for ECL | Inflation-related adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.1	0.1
Allowance for ECL | Other credit judgements
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.5	0.2
Allowance for ECL | Total management judgemental adjustments (B)
Disclosure of financial assets [line items]
Annual change in management judgmental ajdustments	(0.2)
Increase (decrease) in financial assets	0.7	0.9
Allowance for ECL | Other adjustments (C)
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.0	(0.1)
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	3.2	3.3
Allowance for ECL | Retail | Modelled ECL (A)
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	2.6	3.0
Allowance for ECL | Retail | Banks, sovereigns, government entities and low-risk counterparties
Disclosure of financial assets [line items]
Increase (decrease) in financial assets
Allowance for ECL | Retail | Inflation-related adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.1	0.1
Allowance for ECL | Retail | Other credit judgements
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.5	0.2
Allowance for ECL | Retail | Total management judgemental adjustments (B)
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.6	0.3
Allowance for ECL | Retail | Other adjustments (C)
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.0	0.0
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	2.5	3.1
Allowance for ECL | Wholesale | Modelled ECL (A)
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	2.4	2.6
Allowance for ECL | Wholesale | Banks, sovereigns, government entities and low-risk counterparties
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.0	0.1
Allowance for ECL | Wholesale | Corporate lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.1	0.5
Allowance for ECL | Wholesale | Total management judgemental adjustments (B)
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.1	0.6
Allowance for ECL | Wholesale | Other adjustments (C)
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 0.0	$ (0.1)